COMMITMENTS AND CONTINGENCIES - Narative (Q2) (Details) - USD ($)	3 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Line Items]
Restricted Cash and Cash Equivalents	$ 156,046	$ 3,503,242	$ 944,582
Release Of Restricted Cash	3,387,699
Lease Agreements
COMMITMENTS AND CONTINGENCIES [Line Items]
Other Commitment	401,392	3,789,091	1,899,485
Restricted Cash and Cash Equivalents	$ 99,228	$ 3,486,927	$ 944,582
Lease Agreements | Santa Clara Property
COMMITMENTS AND CONTINGENCIES [Line Items]
Ownership percentage ( as a percent )	72.70%